Cover	Jun. 14, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 14, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-35048
Entity Registrant Name	LEAF GROUP LTD.
Entity Central Index Key	0001365038
Entity Tax Identification Number	20-4731239
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1655 26th Street
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90404
City Area Code	310
Local Phone Number	656-6253
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	LEAF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false